Income/ (Loss) per Common Share (Tables)	6 Months Ended
Jun. 30, 2015
Income/ (Loss) per Common Share [Abstract]
Schedule of Earnings / (Losses) per Common Share

	For the Three	For the Three	For the Six	For the Six
	Months Ended	Months Ended	Months Ended	Months Ended
	June 30,	June 30	June 30,	June 30,
	2015	2014	2015	2014
Numerator:
Net income/ (loss)	$26,362	$(2,804)	$46,396	$(15,622)
Less:
Dividend on Series B preferred shares	(27)	(27)	(54)	(54)
Dividend on Series D preferred shares	(61)	(168)	(199)	(279)
Dividend declared on restricted shares	(70)	(105)	(140)	(210)
Undistributed (income)/ loss attributable to Series C participating preferred shares	(1,271)	151	(2,233)	825
Net income/ (loss) attributable to common shareholders, basic	$24,933	$(2,953)	$43,770	$(15,340)
Plus:
Dividend on Series B preferred shares	27	—	54	—
Dividend declared on Series D preferred shares	61	—	199	—
Dividend declared on restricted shares	70	—	140	—
Net income/ (loss) attributable to common stockholders, diluted	$25,091	$(2,953)	$44,163	$(15,340)

Denominator:
Denominator for basic net income/ (loss) per share — weighted average shares	150,580,595	149,564,942	150,455,682	145,352,511
Series A preferred stock	1,200,000	—	1,200,000	—
Series B preferred stock	216,000	—	216,000	—
Series D preferred stock	801,020	—	1,069,258	—
Restricted shares	1,400,006	—	1,400,006	—
Denominator for diluted net income/(loss) per share — adjusted weighted average shares	154,197,621	149,564,942	154,340,946	145,352,511
Basic net income / (loss) per share	$0.17	$(0.02)	$0.29	$(0.11)
Diluted net income/ (loss) per share	$0.16	$(0.02)	$0.29	$(0.11)